UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CSR-NQ inserts”

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.5%
BANK 0.4%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	662,947	$14,253,360
REAL ESTATE 97.1%
DIVERSIFIED 7.9%
Alexander’s	53,681	19,379,915
American Assets Trust	960,968	17,249,375
Forest City Enterprises (d)	1,941,331	20,694,588
Vornado Realty Trust	2,786,611	207,936,913
		265,260,791
HEALTH CARE 10.3%
HCP	4,258,720	149,310,723
Health Care REIT	376,189	17,605,645
Healthcare Realty Trust	948,027	15,974,255
Senior Housing Properties Trust	2,057,932	44,327,856
Ventas	2,428,295	119,957,773
		347,176,252
HOTEL 4.5%
FelCor Lodging Trust (d)	1,367,452	3,186,163
Hersha Hospitality Trust	6,068,973	20,998,647
Hospitality Properties Trust	416,044	8,832,614
Host Hotels & Resorts	4,326,895	47,336,231
Hyatt Hotels Corp., Class A (d)	617,566	19,373,046
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	2,788,651	19,269,578
Pebblebrook Hotel Trust	779,499	12,199,159
RLJ Lodging Trust	1,429,450	18,254,077
		149,449,515
INDUSTRIAL 5.0%
DCT Industrial Trust	12,999,306	57,066,953
EastGroup Properties	380,521	14,513,071
ProLogis	3,989,432	96,743,726
		168,323,750

	Number of Shares	Value
OFFICE 12.4%
BioMed Realty Trust	695,293	$11,521,005
Boston Properties	1,621,196	144,448,564
Brookfield Office Properties (Canada)	1,828,949	25,184,628
Douglas Emmett	975,595	16,682,675
Highwoods Properties	286,248	8,089,368
Hudson Pacific Properties	1,237,912	14,396,917
Kilroy Realty Corp.	944,085	29,549,860
Liberty Property Trust	2,062,475	60,038,647
Mack-Cali Realty Corp.	912,438	24,407,716
SL Green Realty Corp.	1,409,964	81,989,407
		416,308,787
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	329,190	16,308,073
RESIDENTIAL 20.8%
APARTMENT 19.2%
Apartment Investment & Management Co.	1,799,802	39,811,620
AvalonBay Communities	1,110,411	126,642,375
BRE Properties	1,323,981	56,057,356
Campus Crest Communities	1,242,828	13,521,969
Colonial Properties Trust	1,794,755	32,592,751
Education Realty Trust	2,724,160	23,400,534
Equity Residential	3,741,432	194,068,078
Home Properties	859,640	48,793,166
Post Properties	1,082,948	37,621,613
UDR	3,341,202	73,974,212
		646,483,674
MANUFACTURED HOME 1.6%
Equity Lifestyle Properties	850,072	53,299,515
TOTAL RESIDENTIAL		699,783,189

	Number of Shares	Value
SELF STORAGE 3.3%
Extra Space Storage	917,144	$17,086,393
Public Storage	843,986	93,977,841
		111,064,234
SHOPPING CENTER 31.1%
COMMUNITY CENTER 10.6%
DDR Corp.	5,513,911	60,101,630
Federal Realty Investment Trust	973,623	80,236,272
Kimco Realty Corp.	6,046,514	90,879,105
Regency Centers Corp.	1,804,778	63,762,807
Weingarten Realty Investors	2,866,126	60,675,887
		355,655,701
FREE STANDING 1.6%
National Retail Properties	2,018,772	54,244,403
REGIONAL MALL 18.9%
General Growth Properties	7,499,115	90,739,292
Macerich Co.	1,982,818	84,527,531
Simon Property Group	3,623,664	398,530,567
Taubman Centers	1,175,317	59,130,198
		632,927,588
TOTAL SHOPPING CENTER		1,042,827,692
SPECIALTY 1.3%
Digital Realty Trust	99,851	5,507,781
DuPont Fabros Technology	847,653	16,690,287
Rayonier	587,334	21,608,018
		43,806,086
TOTAL REAL ESTATE		3,260,308,369

		Value
TOTAL INVESTMENTS (Identified cost—$2,776,410,750)	97.5%	$3,274,561,729

OTHER ASSETS IN EXCESS OF LIABILITIES	2.5	82,704,602

NET ASSETS (Equivalent to $53.56 per share based on 62,678,151 shares of common stock outstanding)	100.0%	$3,357,266,331

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.4% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of net assets of the Fund, all of which are illiquid.

(c) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.4% of net assets of the Fund.

(d) Non-income producing security.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Bank	$14,253,360	$—	$—	$14,253,360
Common Stock-Real Estate	3,260,308,369	3,260,308,369	—	—
Total Investments	$3,274,561,729	$3,260,308,369	$—	$14,253,360

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$23,909,887
Sales	(9,701,611)
Realized Loss	(286,389)
Change in unrealized appreciation	331,473
Balance as of September 30, 2011	$14,253,360

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$2,776,410,750
Gross unrealized appreciation	$616,212,977
Gross unrealized depreciation	(118,061,998)
Net unrealized appreciation	$498,150,979

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011